SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Operating Lease
2026	$ 79,023
2027	20,740
2028	16,969
Total lease payments	116,732
Less: imputed interest	(3,334)
Total operating lease obligations	$ 113,398	$ 148,904